                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS       FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

    NUMBER OF
      SHARES                                                                                                VALUE
-------------------                                                                                  ------------------

                          COMMON STOCKS (98.5%)
                          Finance/Rental/Leasing (10.7%)
       89,500             Capital One Financial Corp.                                                $       6,862,860
      143,400             Countrywide Financial Corp.                                                        4,983,150
      163,700             Freddie Mac                                                                       10,149,400
      226,500             MBNA Corp.                                                                         5,746,305
                                                                                                     ------------------
                                                                                                            27,741,715
                                                                                                     ------------------
                          Financial Conglomerates (15.1%)
      397,700             Citigroup, Inc.                                                                   18,978,244
      262,712             JP Morgan Chase & Co.                                                              9,602,124
       84,800             Prudential Financial, Inc.                                                         4,833,600
      132,900             State Street Corp.                                                                 5,827,665
                                                                                                     ------------------
                                                                                                            39,241,633
                                                                                                     ------------------
                          Insurance Brokers/Services (1.3%)
      104,300             Marsh & McLennan Companies, Inc.                                                   3,405,395
                                                                                                     ------------------

                          Investment Banks/Brokers (10.6%)
       82,400             Goldman Sachs Group, Inc. (The)                                                    8,965,120
       64,450             Legg Mason, Inc.                                                                   5,197,248
      157,700             Merrill Lynch & Co., Inc.                                                          9,238,066
      394,200             Schwab (Charles) Corp. (The)                                                       4,139,100
                                                                                                     ------------------
                                                                                                            27,539,534
                                                                                                     ------------------
                          Investment Managers (2.5%)
       93,500             Franklin Resources, Inc.                                                           6,562,765
                                                                                                     ------------------

                          Major Banks (22.0%)
      224,800             Banco Bilbao Vizcaya Argentaria, S.A. (Spain)                                      3,880,825
      361,000             Bank of America Corp.                                                             16,840,650
       48,800             BNP Paribas S.A. (France)                                                          3,536,085
       69,200             Kookmin Bank (ADR) (South Korea)*                                                  3,189,428
      363,000             Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                               3,328,710
       80,600             SunTrust Banks, Inc.                                                               5,838,664
      177,300             Wachovia Corp.                                                                     9,398,673
      187,400             Wells Fargo & Co.                                                                 11,127,812
                                                                                                     ------------------
                                                                                                            57,140,847
                                                                                                     ------------------
                          Multi-Line Insurance (5.5%)
      132,000             American International Group, Inc.                                                 8,817,600
       76,300             Hartford Financial Services Group, Inc. (The)                                      5,489,785
                                                                                                     ------------------
                                                                                                            14,307,385
                                                                                                     ------------------
                          Property - Casualty Insurers (8.4%)
      127,300             ACE Ltd. (Cayman Islands)                                                          5,659,758
      124,100             Allstate Corp. (The)                                                               6,661,688
          540             Berkshire Hathaway, Inc. (Class B)*                                                1,628,100
       62,800             Chubb Corp. (The)                                                                  4,968,108
       60,300             RenaissanceRe Holdings Ltd. (ADR) (Bermuda)                                        2,871,486
                                                                                                     ------------------
                                                                                                            21,789,140
                                                                                                     ------------------
                          Regional Banks (19.1%)
       44,000             Alabama National BanCorporation                                                    2,743,400
       82,400             Central Pacific Financial Corp.                                                    2,949,920
       52,900             City National Corp.                                                                3,621,005
       56,200             First Republic Bank                                                                2,984,220
      127,900             Fulton Financial Corp.                                                             2,742,176
       38,100             M&T Bank Corp.                                                                     3,772,281
       82,000             Provident Bankshares Corp.                                                         2,739,620
       79,100             S & T Bancorp, Inc.                                                                2,938,565
      119,600             Southwest Bancorporation of Texas, Inc.*                                           2,278,380
      113,800             Susquehanna Bancshares, Inc.                                                       2,804,032

      141,390             Texas Regional Bancshares, Inc. (Class A)                                          4,214,836
      311,500             U.S. Bancorp                                                                       9,267,125
       94,300             UCBH Holdings, Inc.                                                                3,903,077
       82,500             Wilmington Trust Corp.                                                             2,795,925
                                                                                                     ------------------
                                                                                                            49,754,562
                                                                                                     ------------------
                          Savings Banks (1.0%)
      142,600             BankAtlantic Bancorp, Inc. (Class A)                                               2,568,226
                                                                                                     ------------------

                          Specialty Insurance (2.3%)
       90,290             Assurant, Inc.                                                                     3,105,976
        7,800             Markel Corp.*                                                                      2,788,500
                                                                                                     ------------------
                                                                                                             5,894,476
                                                                                                     ------------------
                          TOTAL COMMON STOCKS
                            (Cost $ 207,703,855)                                                           255,945,678
                                                                                                     ------------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
--------------

                          SHORT-TERM INVESTMENT (1.0%)
                          REPURCHASE AGREEMENT (1.0%)
    $2,689                Joint repurchase agreement account 2.62% due 03/01/05
                            (dated 02/28/05; proceeds $ 2,689,196) (a)
                          (Cost $2,689,000)                                                                  2,689,000
                                                                                                     ------------------

                          TOTAL INVESTMENTS
                            (Cost $ 210,392,855) (b)                                           99.5%       258,634,678
                          OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.5          1,387,972
                                                                                -------------------  ------------------
                          NET ASSETS                                                          100.0%      $260,022,650
                                                                                ===================  ==================

ADR  American Depository Receipt.
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 50,155,617 and the aggregate gross unrealized depreciation is $ 1,913,794, resulting in net unrealized appreciation of
     $48,241,823.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 19, 2005

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer